Portfolio of Investments
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	6.787%	12,000,000	11,414,004
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.687%	11,200,000	10,960,152
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	1.709%	32,414,000	31,726,758
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	8,837,639	8,886,179
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	1.808%	18,925,000	18,692,204
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	1.818%	8,686,000	8,577,981
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.700%	11,725,000	11,380,379
Series 2015-4A Class A2R
3-month USD LIBOR + 1.800% 07/20/2032	2.018%	14,400,000	14,144,674
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	1,443,922	1,448,367
Series 2019-B Class B
06/17/2024	3.620%	16,500,000	16,267,861
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	6,641,098	6,704,401
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class BR
3-month USD LIBOR + 1.300% Floor 1.300% 04/15/2031	1.537%	8,000,000	7,802,488
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	14,309,000	14,457,360
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	9,463,436	9,417,935
Series 2019-11 Class A
12/15/2045	3.750%	5,855,341	5,833,049
Series 2019-2 Class A
08/15/2025	4.000%	12,804,090	12,742,765
Series 2019-3 Class A
10/15/2025	3.750%	14,214,881	14,147,854
Series 2019-7 Class A
01/15/2027	3.750%	14,239,741	14,180,182
Series 2019-8 Class A
12/15/2045	3.750%	7,142,736	7,115,135
Series 2020-1 Class A
01/16/2046	3.500%	18,136,628	18,080,637
Series 2020-2 Class A
02/15/2046	3.600%	10,008,087	9,977,772
Series 2020-T1 Class A
02/15/2046	3.500%	7,878,738	7,853,784
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.737%	10,900,000	10,607,847
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.968%	14,000,000	13,879,460
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.116%	6,000,000	5,999,904
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.316%	9,500,000	9,506,004
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	1.709%	24,000,000	23,681,160
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.964%	14,700,000	14,413,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.668%	18,500,000	18,104,969
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	12,206,137	12,335,827
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	4,367,564	4,372,649
Series 2019-3 Class A
11/16/2026	3.821%	18,558,167	18,862,192
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	18,300,000	18,384,420
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,757,414	1,757,299
Prosper Pass-Through Trust(a),(c),(d)
Series 2019-ST2 Class A
11/15/2025	3.750%	10,324,143	10,375,764
RR 1 LLC(a),(b)
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	6.737%	5,000,000	4,798,895
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	12,720,912	12,804,860
Series 2020-1A Class B
10/15/2026	3.950%	4,000,000	4,001,834
Upstart Pass-Through Trust(a),(c),(d)
Series 2020-ST6 Class A
01/20/2027	3.000%	24,900,000	24,900,000
Upstart Securitization Trust(a)
Subordinated Series 2018-2 Class C
12/22/2025	5.494%	5,384,069	5,461,366
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class E
03/17/2025	3.590%	9,080,000	9,160,132
Total Asset-Backed Securities — Non-Agency (Cost $487,976,116)			485,220,147

Commercial Mortgage-Backed Securities - Non-Agency 5.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.091%	13,300,000	10,793,832
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.681%	7,000,000	6,193,483
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.981%	3,485,000	3,244,932
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.541%	8,700,000	7,579,461
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	21,558,000	19,920,446
BX Trust(a),(e)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	6,000,000	5,864,407
CALI Mortgage Trust(a),(e)
Series 2019-101C Class F
03/10/2039	4.469%	4,700,000	4,312,142
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.391%	17,735,000	17,247,295
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.141%	4,000,000	3,849,990
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.862%	4,625,000	4,029,959
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.558%	16,035,000	12,850,117
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.634%	17,050,000	16,975,386
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.754%	4,000,000	3,357,626

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,106,848
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	5,436,796
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,960,000	13,480,592
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,400,000	8,569,480
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	15,300,000	10,918,903
Hilton U.S.A. Trust(a),(e)
Series 2016-HHV Class F
11/05/2038	4.333%	28,590,000	26,254,826
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	11,481,968
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	15,500,000	11,738,337
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,403,549
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	16,530,965
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,785,000	12,791,634
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	12,000,000	12,797,686
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.241%	15,600,000	14,040,062
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.641%	10,941,000	10,589,395
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.041%	9,645,000	8,920,323
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.650% Floor 1.650% 12/15/2034	1.916%	9,790,000	8,159,728
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $319,858,909)			304,440,168

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(f)	300	4,563
Media 0.0%
Cumulus Media, Inc., Class A(f)	9,225	80,903
Total Communication Services		85,466
Consumer Discretionary 0.0%
Specialty Retail 0.0%
David’s Bridal, Inc.(f)	11,031	8,279
Total Consumer Discretionary		8,279
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(c),(f)	8,596	0
McDermott International, Inc.(c),(d),(f)	2,507	—
McDermott International, Inc.(f)	47,856	64,031
Total		64,031
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LLC(c),(f)	14,393	2,015
Southcross Energy Partners LLC, Class A(c),(f)	272,263	159,274
Total		161,289
Total Energy		225,320
Financials 0.0%
Diversified Financial Services 0.0%
Alloy Finco Ltd.(c),(d),(f)	417,025	1
Total Financials		1
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	404,823
Total Industrials		404,823

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(f)	22,438	25,254
Total Utilities		25,254
Total Common Stocks (Cost $1,194,295)		749,143

Corporate Bonds & Notes 43.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
10/15/2022	6.000%	1,696,000	1,611,308
12/01/2024	7.500%	527,000	471,302
03/15/2025	7.500%	1,795,000	1,547,745
04/15/2027	7.875%	710,000	605,153
Moog, Inc.(a)
12/15/2027	4.250%	1,229,000	1,267,591
Northrop Grumman Corp.
01/15/2028	3.250%	7,760,000	8,758,470
TransDigm, Inc.
07/15/2024	6.500%	6,193,000	6,307,312
05/15/2025	6.500%	579,000	593,911
06/15/2026	6.375%	2,345,000	2,434,509
03/15/2027	7.500%	1,059,000	1,134,637
Subordinated
11/15/2027	5.500%	1,598,000	1,650,206
TransDigm, Inc.(a)
12/15/2025	8.000%	2,772,000	3,029,446
03/15/2026	6.250%	8,519,000	9,028,071
Total			38,439,661
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	527,000	592,049
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,104,000	1,196,532
Total			1,788,581
Automotive 0.8%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	195,000	203,910
Clarios Global LP(a)
05/15/2025	6.750%	889,000	956,281
Ford Motor Co.
04/21/2023	8.500%	1,235,000	1,383,995
04/22/2025	9.000%	779,000	946,253
04/22/2030	9.625%	233,000	324,288
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
03/18/2024	5.584%	2,508,000	2,696,824
09/08/2024	3.664%	3,700,000	3,765,483
11/01/2024	4.063%	3,000,000	3,117,755
06/16/2025	5.125%	6,663,000	7,188,636
11/13/2025	3.375%	1,566,000	1,581,187
08/17/2027	4.125%	7,247,000	7,474,008
11/13/2030	4.000%	755,000	762,857
IAA Spinco, Inc.(a)
06/15/2027	5.500%	2,242,000	2,363,697
IHO Verwaltungs GmbH(a),(g)
05/15/2029	6.375%	643,000	691,225
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,478,000	5,648,662
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	3,927,000	4,227,382
Tenneco, Inc.(a)
01/15/2029	7.875%	899,000	991,019
Total			44,323,462
Banking 0.6%
Capital One Financial Corp.
01/31/2028	3.800%	6,616,000	7,602,710
Citigroup, Inc.(h)
06/03/2031	2.572%	7,385,000	7,857,526
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	6,730,000	7,253,706
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	8,985,000	9,749,048
Total			32,462,990
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	720,000	778,325
AG Issuer LLC(a)
03/01/2028	6.250%	717,000	725,225
NFP Corp.(a)
05/15/2025	7.000%	653,000	694,854
08/15/2028	6.875%	6,821,000	7,127,074
Total			9,325,478
Building Materials 0.8%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	4,063,000	4,236,348
01/15/2028	4.000%	4,311,000	4,459,845
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	6,262,000	6,344,778
11/15/2026	4.500%	3,624,000	3,773,724

The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cemex SAB de CV(a)
11/19/2029	5.450%	10,760,000	11,735,958
Core & Main LP(a)
08/15/2025	6.125%	5,462,000	5,630,424
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,728,000	1,788,411
Interface, Inc.(a)
12/01/2028	5.500%	526,000	543,929
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	817,599
01/15/2028	5.000%	1,493,000	1,592,677
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,273,000	1,354,082
Total			42,277,775
Cable and Satellite 2.9%
Cable One, Inc.(a)
11/15/2030	4.000%	1,322,000	1,378,122
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	5,385,000	5,665,480
05/01/2027	5.875%	766,000	799,369
02/01/2028	5.000%	2,860,000	3,015,951
06/01/2029	5.375%	2,314,000	2,528,690
03/01/2030	4.750%	2,475,000	2,626,505
08/15/2030	4.500%	7,378,000	7,773,237
02/01/2031	4.250%	1,793,000	1,859,598
05/01/2032	4.500%	3,192,000	3,370,978
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	815,000	1,028,472
03/01/2050	4.800%	13,900,000	16,643,561
Charter Communications Operating LLC/Capital(i)
04/01/2061	3.850%	880,000	902,341
Comcast Corp.
01/15/2051	2.800%	2,355,000	2,475,664
CSC Holdings LLC(a)
02/01/2028	5.375%	8,160,000	8,668,399
02/01/2029	6.500%	6,803,000	7,617,735
01/15/2030	5.750%	3,974,000	4,302,728
12/01/2030	4.125%	1,000,000	1,033,824
12/01/2030	4.625%	4,778,000	4,889,288
DISH DBS Corp.
11/15/2024	5.875%	3,171,000	3,372,198
07/01/2026	7.750%	10,484,000	11,967,742
07/01/2028	7.375%	1,956,000	2,119,804
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,328,573
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,105,000	2,193,003
09/15/2028	6.500%	4,073,000	4,333,538
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	981,000	1,015,344
07/15/2026	5.375%	1,521,000	1,586,510
08/01/2027	5.000%	574,000	604,380
07/01/2029	5.500%	1,278,000	1,402,317
07/01/2030	4.125%	3,750,000	3,942,504
Sky PLC(a)
09/16/2024	3.750%	12,889,000	14,360,404
Viasat, Inc.(a)
04/15/2027	5.625%	796,000	837,573
Virgin Media Finance PLC(a)
07/15/2030	5.000%	6,205,000	6,525,680
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	3,859,000	4,189,099
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,722,000	2,879,952
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,577,157
Ziggo BV(a)
01/15/2027	5.500%	5,365,000	5,609,812
01/15/2030	4.875%	2,116,000	2,233,234
Total			156,658,766
Chemicals 1.0%
Alpha 2 BV(a),(g)
06/01/2023	8.750%	1,928,041	1,944,370
Angus Chemical Co.(a)
02/15/2023	8.750%	2,564,000	2,590,049
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,972,000	3,028,147
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,235,000	2,252,937
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,180,000	2,302,331
Braskem America Finance Co.(a)
07/22/2041	7.125%	692,000	793,703
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	12,000,000	12,117,121
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,241,000	4,321,898
HB Fuller Co.
10/15/2028	4.250%	1,289,000	1,325,752
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	323,000	359,600
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,163,000	3,222,081
Ingevity Corp.(a)
11/01/2028	3.875%	3,405,000	3,469,933

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,498,000	2,740,401
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,530,000	1,596,473
PQ Corp.(a)
12/15/2025	5.750%	2,815,000	2,896,599
SPCM SA(a)
09/15/2025	4.875%	1,621,000	1,673,608
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	4,431,000	4,744,599
WR Grace & Co.(a)
06/15/2027	4.875%	3,998,000	4,212,586
Total			55,592,188
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,918,000	3,048,421
H&E Equipment Services, Inc.(a),(i)
12/15/2028	3.875%	4,144,000	4,164,720
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,939,000	2,044,795
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	1,849,000	1,906,037
United Rentals North America, Inc.
09/15/2026	5.875%	3,303,000	3,503,563
07/15/2030	4.000%	897,000	948,401
02/15/2031	3.875%	1,574,000	1,646,514
Total			17,262,451
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/2022	7.875%	6,484,000	6,500,509
09/01/2023	7.625%	5,646,000	5,859,011
11/01/2024	8.500%	3,672,000	3,882,396
Arches Buyer, Inc.(a),(i)
06/01/2028	4.250%	1,049,000	1,051,670
12/01/2028	6.125%	626,000	642,708
ASGN, Inc.(a)
05/15/2028	4.625%	3,031,000	3,155,305
Expedia Group, Inc.(a)
05/01/2025	6.250%	353,000	403,242
05/01/2025	7.000%	177,000	193,693
Frontdoor, Inc.(a)
08/15/2026	6.750%	2,640,000	2,827,643
Match Group, Inc.(a)
12/15/2027	5.000%	131,000	138,846
06/01/2028	4.625%	1,429,000	1,502,587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	2,308,000	2,326,172
04/15/2027	10.750%	494,000	464,469
Uber Technologies, Inc.(a)
05/15/2025	7.500%	3,822,000	4,097,960
01/15/2028	6.250%	1,665,000	1,776,439
Total			34,822,650
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,214,000	2,375,009
Energizer Holdings, Inc.(a)
01/15/2027	7.750%	1,795,000	1,957,250
03/31/2029	4.375%	1,495,000	1,524,916
Mattel, Inc.(a)
12/15/2027	5.875%	1,968,000	2,171,193
Mattel, Inc.
11/01/2041	5.450%	1,866,000	1,976,461
Newell Brands, Inc.
06/01/2025	4.875%	778,000	858,871
Prestige Brands, Inc.(a)
03/01/2024	6.375%	3,803,000	3,898,019
01/15/2028	5.125%	934,000	988,228
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	846,000	903,150
Spectrum Brands, Inc.
07/15/2025	5.750%	1,506,000	1,555,489
Valvoline, Inc.
08/15/2025	4.375%	3,288,000	3,397,811
Valvoline, Inc.(a)
02/15/2030	4.250%	5,260,000	5,565,496
Total			27,171,893
Diversified Manufacturing 0.7%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	653,643
06/30/2028	4.125%	1,878,000	1,954,833
Carrier Global Corp.(a)
04/05/2040	3.377%	4,835,000	5,334,032
04/05/2050	3.577%	6,445,000	7,295,544
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	586,440
02/15/2026	6.375%	1,310,000	1,405,342
Gates Global LLC/Co.(a)
01/15/2026	6.250%	4,978,000	5,217,676
MTS Systems Corp.(a)
08/15/2027	5.750%	1,413,000	1,467,681

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
11/01/2026	6.125%	4,656,000	4,885,979
TriMas Corp.(a)
10/15/2025	4.875%	1,887,000	1,925,947
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,943,000	2,084,194
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	910,000	957,658
WESCO Distribution, Inc.
06/15/2024	5.375%	1,398,000	1,433,663
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,493,000	3,817,925
06/15/2028	7.250%	1,928,000	2,165,068
Total			41,185,625
Electric 4.5%
AEP Texas, Inc.
01/15/2050	3.450%	11,560,000	13,171,779
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,380,762
02/15/2028	4.500%	2,705,000	2,796,409
03/15/2028	5.125%	2,547,000	2,678,078
02/01/2029	4.625%	541,000	559,283
Clearway Energy Operating LLC
10/15/2025	5.750%	1,910,000	2,019,828
09/15/2026	5.000%	2,926,000	3,041,179
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,073,000	4,357,735
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	8,183,983
02/15/2027	2.950%	5,675,000	6,126,212
03/31/2043	4.700%	3,979,000	5,045,988
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	1,195,000	1,475,938
DTE Energy Co.
06/01/2024	3.500%	6,660,000	7,230,907
10/01/2026	2.850%	27,095,000	29,650,496
Duke Energy Corp.
06/01/2030	2.450%	18,090,000	19,334,465
Duke Energy Indiana LLC
04/01/2050	2.750%	2,620,000	2,777,240
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	19,915,033
Eversource Energy
01/15/2028	3.300%	4,190,000	4,676,737
Georgia Power Co.
03/15/2042	4.300%	3,145,000	3,972,285
01/30/2050	3.700%	2,115,000	2,573,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co.
07/01/2047	3.750%	4,030,000	4,775,287
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	1,227,000	1,290,799
09/15/2027	4.500%	9,775,000	10,754,435
NRG Energy, Inc.
01/15/2027	6.625%	875,000	922,563
NRG Energy, Inc.(a),(i)
02/15/2029	3.375%	1,840,000	1,878,915
02/15/2031	3.625%	3,680,000	3,806,894
NRG Energy, Inc.(a)
06/15/2029	5.250%	3,159,000	3,450,040
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,034,000	1,107,586
PG&E Corp.
07/01/2028	5.000%	1,845,000	1,970,277
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,332,462
Southern Co. (The)
07/01/2046	4.400%	14,550,000	18,768,137
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,005,000	2,245,609
01/15/2030	4.750%	3,263,000	3,549,870
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,934,000	2,043,815
07/31/2027	5.000%	3,958,000	4,173,583
Xcel Energy, Inc.
06/15/2028	4.000%	9,840,000	11,605,485
06/01/2030	3.400%	21,872,000	25,219,827
Total			246,863,241
Environmental 0.3%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	646,000	684,419
07/15/2029	5.125%	453,000	496,154
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,709,000	2,808,178
08/01/2025	3.750%	2,520,000	2,576,476
12/15/2026	5.125%	2,134,000	2,263,652
05/01/2027	8.500%	1,104,000	1,225,517
08/01/2028	4.000%	2,000,000	1,990,167
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,975,000	2,041,360
Total			14,085,923
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	35,435,000	40,812,241

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Aircraft Leasing Co., Ltd.(a),(g)
09/15/2024	6.500%	1,966,802	1,751,269
Navient Corp.
03/25/2021	5.875%	913,000	925,741
01/25/2022	7.250%	1,039,000	1,093,085
06/15/2022	6.500%	1,411,000	1,484,555
01/25/2023	5.500%	2,983,000	3,094,298
09/25/2023	7.250%	1,311,000	1,429,023
03/25/2024	6.125%	664,000	705,213
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	4,703,000	4,656,035
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,723,000	2,713,116
03/01/2031	3.875%	4,542,000	4,601,088
SLM Corp.
10/29/2025	4.200%	1,680,000	1,763,909
Springleaf Finance Corp.
03/15/2023	5.625%	2,537,000	2,700,733
03/15/2024	6.125%	3,440,000	3,726,945
03/15/2025	6.875%	852,000	976,794
Total			72,434,045
Food and Beverage 2.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	28,457,000	37,161,444
Aramark Services, Inc.(a)
05/01/2025	6.375%	748,000	796,807
Bacardi Ltd.(a)
05/15/2048	5.300%	17,775,000	23,900,106
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	1,061,000	1,094,284
Conagra Brands, Inc.
11/01/2048	5.400%	8,215,000	11,838,896
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	7,437,000	7,557,837
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,166,000	2,367,253
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	2,000,000	2,235,715
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	30,339,000	32,360,735
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	758,765
11/01/2026	4.875%	3,211,000	3,341,944
05/15/2028	4.875%	893,000	991,230
Mondelez International, Inc.
04/13/2030	2.750%	3,715,000	4,072,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
05/01/2025	6.875%	1,700,000	1,826,166
10/15/2027	5.500%	2,358,000	2,510,558
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	2,690,000	2,761,210
09/30/2027	5.875%	3,370,000	3,628,990
Post Holdings, Inc.(a)
08/15/2026	5.000%	3,107,000	3,221,076
03/01/2027	5.750%	7,860,000	8,301,600
01/15/2028	5.625%	1,161,000	1,235,172
04/15/2030	4.625%	4,607,000	4,811,087
Total			156,773,443
Gaming 1.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	1,974,000	2,189,618
Boyd Gaming Corp.
04/01/2026	6.375%	2,384,000	2,474,383
08/15/2026	6.000%	1,471,000	1,529,746
12/01/2027	4.750%	1,887,000	1,912,568
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,261,000	3,272,825
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,209,000	2,307,979
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	2,388,000	2,526,307
07/01/2025	6.250%	4,599,000	4,892,418
07/01/2027	8.125%	3,045,000	3,347,285
International Game Technology PLC(a)
02/15/2022	6.250%	2,205,000	2,268,208
02/15/2025	6.500%	2,637,000	2,909,864
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	964,177
09/01/2026	4.500%	3,056,000	3,218,773
02/01/2027	5.750%	1,156,000	1,290,201
01/15/2028	4.500%	1,287,000	1,345,532
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	1,361,000	1,435,191
Scientific Games International, Inc.(a)
10/15/2025	5.000%	7,160,000	7,359,546
03/15/2026	8.250%	3,111,000	3,335,124
05/15/2028	7.000%	1,446,000	1,506,064
11/15/2029	7.250%	4,259,000	4,524,643
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,327,000	1,403,638
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,553,000	1,610,960
02/15/2027	3.750%	942,000	961,709
12/01/2029	4.625%	1,243,000	1,324,993

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,369,000	2,416,421
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	493,000	530,923
Total			62,859,096
Health Care 2.3%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	2,112,000	2,166,415
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,685,000	1,794,202
04/15/2029	5.000%	2,054,000	2,171,735
Avantor Funding, Inc.(a)
07/15/2028	4.625%	2,724,000	2,871,660
Becton Dickinson and Co.
05/20/2030	2.823%	7,625,000	8,343,730
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	6,837,000	6,948,270
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,872,430
05/01/2028	4.250%	681,000	716,103
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,293,000	3,360,603
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	2,336,000	2,378,110
03/15/2026	8.000%	2,475,000	2,598,613
Cigna Corp.
12/15/2048	4.900%	5,910,000	8,144,351
CVS Health Corp.
03/25/2048	5.050%	19,315,000	26,033,793
Encompass Health Corp.
02/01/2028	4.500%	1,540,000	1,612,167
02/01/2030	4.750%	1,860,000	1,980,697
04/01/2031	4.625%	135,000	143,969
HCA, Inc.
09/01/2028	5.625%	4,245,000	4,977,051
02/01/2029	5.875%	3,197,000	3,822,798
09/01/2030	3.500%	4,223,000	4,374,924
Hologic, Inc.(a)
02/01/2028	4.625%	2,416,000	2,567,485
IQVIA, Inc.(a)
05/15/2027	5.000%	2,792,000	2,940,809
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	1,698,000	1,820,949
02/01/2028	7.250%	631,000	672,801
Select Medical Corp.(a)
08/15/2026	6.250%	3,987,000	4,254,052
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	2,751,000	2,807,270
04/15/2027	10.000%	2,041,000	2,234,732
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,077,000	1,084,553
Teleflex, Inc.
06/01/2026	4.875%	539,000	560,777
11/15/2027	4.625%	1,903,000	2,022,013
Teleflex, Inc.(a)
06/01/2028	4.250%	710,000	752,580
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,954,000	2,139,029
02/01/2027	6.250%	3,648,000	3,829,010
11/01/2027	5.125%	4,829,000	5,060,870
06/15/2028	4.625%	742,000	766,737
10/01/2028	6.125%	7,144,000	7,259,543
Total			127,084,831
Healthcare Insurance 0.3%
Centene Corp.
12/15/2027	4.250%	3,675,000	3,883,849
12/15/2029	4.625%	2,435,000	2,673,183
02/15/2030	3.375%	3,042,000	3,192,152
10/15/2030	3.000%	4,644,000	4,887,746
Total			14,636,930
Home Construction 0.3%
Lennar Corp.
06/01/2026	5.250%	1,156,000	1,366,851
Meritage Homes Corp.
04/01/2022	7.000%	673,000	713,569
06/06/2027	5.125%	2,373,000	2,634,556
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	2,763,000	2,860,327
04/01/2029	4.750%	309,000	321,702
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,467,547
08/01/2030	5.125%	2,859,000	3,183,132
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,336,100
03/01/2024	5.625%	695,000	744,321
TRI Pointe Group, Inc.
06/15/2028	5.700%	521,000	592,105
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	854,000	931,887
Total			16,152,097

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.9%
Apache Corp.
11/15/2025	4.625%	1,238,000	1,287,364
11/15/2027	4.875%	2,927,000	3,057,583
01/15/2030	4.250%	745,000	744,931
02/01/2042	5.250%	611,000	633,079
04/15/2043	4.750%	288,000	287,200
01/15/2044	4.250%	2,001,000	1,956,616
Callon Petroleum Co.
10/01/2024	6.125%	532,000	213,707
07/01/2026	6.375%	6,301,000	2,168,269
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	272,000	130,292
CNX Resources Corp.(a)
03/14/2027	7.250%	3,062,000	3,237,606
01/15/2029	6.000%	829,000	837,698
Comstock Resources, Inc.
08/15/2026	9.750%	660,000	697,722
08/15/2026	9.750%	571,000	603,102
Continental Resources, Inc.(a)
01/15/2031	5.750%	2,015,000	2,158,912
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	4,955,000	5,040,905
Double Eagle III Midco 1 LLC/Finance Corp.(a),(i)
12/15/2025	7.750%	4,210,000	4,328,048
Encana Corp.
08/15/2034	6.500%	126,000	135,187
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	820,000	876,531
01/30/2028	5.750%	2,836,000	3,020,692
EQT Corp.
10/01/2027	3.900%	3,185,000	3,154,796
01/15/2029	5.000%	1,769,000	1,870,119
EQT Corp.(h)
02/01/2030	8.750%	2,960,000	3,744,400
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	2,473,000	2,416,357
11/01/2028	6.250%	1,903,000	1,884,563
Matador Resources Co.
09/15/2026	5.875%	5,133,000	4,371,064
Newfield Exploration Co.
07/01/2024	5.625%	347,000	367,940
01/01/2026	5.375%	1,839,000	1,925,130
Noble Energy, Inc.
11/15/2043	5.250%	2,725,000	3,778,028
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2022	2.700%	724,000	712,458
08/15/2024	2.900%	7,083,000	6,601,965
07/15/2025	8.000%	3,785,000	4,144,008
04/15/2026	3.400%	4,496,000	4,046,297
08/15/2029	3.500%	1,770,000	1,548,311
09/01/2030	6.625%	4,862,000	5,077,847
04/15/2046	4.400%	7,731,000	6,494,517
Ovintiv, Inc.
11/01/2031	7.200%	285,000	317,400
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	1,962,000	2,112,900
02/15/2028	4.125%	2,945,000	3,102,416
QEP Resources, Inc.
03/01/2026	5.625%	1,756,000	1,260,799
SM Energy Co.
06/01/2025	5.625%	642,000	372,236
09/15/2026	6.750%	2,458,000	1,354,954
01/15/2027	6.625%	3,445,000	1,889,849
Tullow Oil PLC(a)
03/01/2025	7.000%	3,550,000	2,281,764
WPX Energy, Inc.
09/15/2024	5.250%	2,237,000	2,393,843
01/15/2030	4.500%	3,373,000	3,512,054
Total			102,151,459
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	3,577,000	3,937,026
04/15/2027	4.250%	495,000	524,852
11/15/2039	6.750%	1,757,000	2,089,182
Total			6,551,060
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	1,533,000	1,622,485
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	1,537,000	1,539,952
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	2,039,000	2,136,629
10/01/2028	6.500%	1,171,000	1,239,021
Cinemark USA, Inc.
06/01/2023	4.875%	4,709,000	4,454,242
Cinemark USA, Inc.(a)
05/01/2025	8.750%	2,612,000	2,820,950
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,232,000	1,363,548

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	2,346,000	2,319,138
03/15/2028	3.700%	2,039,000	1,801,445
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	3,201,000	3,463,357
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	1,395,000	1,431,965
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,889,000	1,879,080
Vail Resorts, Inc.(a)
05/15/2025	6.250%	430,000	460,055
Viking Cruises Ltd.(a)
05/15/2025	13.000%	495,000	581,350
VOC Escrow Ltd.(a)
02/15/2028	5.000%	543,000	525,506
Total			27,638,723
Life Insurance 1.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	36,000	37,617
Five Corners Funding Trust(a)
11/15/2023	4.419%	22,756,000	25,320,269
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	13,081,058
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	9,019,521
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	28,430,620
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	8,875,000	11,852,346
05/15/2047	4.270%	1,804,000	2,227,359
05/15/2050	3.300%	985,000	1,066,279
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	7,440,065
Total			98,475,134
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	3,476,000	3,512,950
05/01/2026	5.125%	2,858,000	2,961,330
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	1,021,507
05/01/2028	5.750%	1,064,000	1,149,553
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	269,000	271,116
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wyndham Hotels & Resorts, Inc.(a)
04/15/2026	5.375%	1,212,000	1,248,490
08/15/2028	4.375%	4,276,000	4,379,903
Total			14,544,849
Media and Entertainment 1.2%
Clear Channel International BV(a)
08/01/2025	6.625%	3,019,000	3,147,307
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	2,569,000	2,569,644
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	5,043,000	5,093,306
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	913,000	707,404
08/15/2027	6.625%	1,259,000	722,061
Discovery Communications LLC
05/15/2049	5.300%	9,001,000	11,675,486
iHeartCommunications, Inc.
05/01/2026	6.375%	1,250,936	1,325,703
05/01/2027	8.375%	5,478,666	5,820,426
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	698,000	716,984
01/15/2028	4.750%	2,922,000	2,955,718
Lamar Media Corp.
02/15/2028	3.750%	987,000	996,870
01/15/2029	4.875%	2,004,000	2,120,746
02/15/2030	4.000%	613,000	637,553
Netflix, Inc.
04/15/2028	4.875%	4,534,000	5,191,285
11/15/2028	5.875%	5,154,000	6,225,811
05/15/2029	6.375%	338,000	424,365
Netflix, Inc.(a)
11/15/2029	5.375%	1,315,000	1,569,594
06/15/2030	4.875%	2,066,000	2,393,151
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	1,228,000	1,264,598
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,687,000	1,799,012
10/01/2030	5.875%	645,000	709,353
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,126,000	2,175,982
03/15/2030	4.625%	3,272,000	3,253,713
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	734,000	741,888
TEGNA, Inc.(a)
03/15/2026	4.750%	873,000	926,702
TEGNA, Inc.
09/15/2029	5.000%	1,841,000	1,934,739

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Twitter, Inc.(a)
12/15/2027	3.875%	1,392,000	1,454,682
Total			68,554,083
Metals and Mining 1.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	940,000	973,554
09/30/2026	7.000%	2,209,000	2,366,539
Constellium NV(a)
05/15/2024	5.750%	929,000	946,943
03/01/2025	6.625%	1,472,000	1,519,813
02/15/2026	5.875%	7,477,000	7,689,391
Constellium SE(a)
06/15/2028	5.625%	2,688,000	2,889,317
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,537,000	3,945,376
08/01/2030	4.625%	2,787,000	3,097,702
03/15/2043	5.450%	7,336,000	9,140,231
Hudbay Minerals, Inc.(a)
01/15/2025	7.625%	2,979,000	3,105,610
04/01/2029	6.125%	7,729,000	8,310,804
Novelis Corp.(a)
09/30/2026	5.875%	7,317,000	7,673,801
01/30/2030	4.750%	3,010,000	3,193,135
Total			54,852,216
Midstream 3.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,322,000	2,423,445
10/01/2029	4.500%	2,011,000	2,097,265
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	2,979,000	3,086,704
DCP Midstream Operating LP
05/15/2029	5.125%	2,294,000	2,431,046
04/01/2044	5.600%	6,907,000	6,443,050
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,969,000	2,724,759
Enterprise Products Operating LLC
01/31/2060	3.950%	7,195,000	7,805,196
EQM Midstream Partners LP(a)
07/01/2025	6.000%	1,272,000	1,356,710
07/01/2027	6.500%	1,213,000	1,337,543
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	1,925,000	2,006,139
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	283,000	262,764
02/01/2028	7.750%	1,193,000	1,102,687
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	2,497,000	2,456,387
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	23,396,647
Kinder Morgan, Inc.
02/15/2046	5.050%	10,590,000	12,609,468
MPLX LP
04/15/2048	4.700%	5,970,000	6,710,678
NuStar Logistics LP
10/01/2025	5.750%	2,688,000	2,825,116
06/01/2026	6.000%	1,126,000	1,188,215
04/28/2027	5.625%	2,356,000	2,434,801
10/01/2030	6.375%	1,254,000	1,361,245
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	41,904,000	41,209,085
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	6,308,000	6,487,596
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	2,887,000	2,782,081
Sunoco LP/Finance Corp.
02/15/2026	5.500%	4,150,000	4,308,526
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	884,000	911,237
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	459,000	454,329
03/01/2027	6.000%	658,000	649,039
01/15/2028	5.500%	1,239,000	1,174,826
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,236,000	1,292,932
01/15/2028	5.000%	5,769,000	6,053,586
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	4,850,000	5,274,575
02/01/2031	4.875%	2,084,000	2,216,324
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,374,678
Western Gas Partners LP
08/15/2048	5.500%	14,980,000	13,499,752
Williams Companies, Inc. (The)
09/15/2045	5.100%	16,979,000	20,428,680
Total			195,177,111
Natural Gas 0.8%
NiSource, Inc.
05/01/2030	3.600%	7,970,000	9,240,460
02/15/2043	5.250%	4,755,000	6,490,132
05/15/2047	4.375%	11,793,000	15,358,728
Sempra Energy
06/15/2027	3.250%	10,850,000	12,009,190
Total			43,098,510

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	2,096,000	2,092,795
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	1,686,000	1,740,837
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,105,000	585,524
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	6,300,973	4,914,759
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,162,000	1,215,142
Total			10,549,057
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,406,919
Hillenbrand, Inc.
06/15/2025	5.750%	507,000	545,804
Total			1,952,723
Other REIT 0.2%
Hospitality Properties Trust
03/15/2024	4.650%	1,433,000	1,387,936
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	2,004,000	1,990,917
10/01/2025	5.250%	5,173,000	4,978,507
02/01/2027	4.250%	248,000	229,662
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,719,000	2,864,937
Service Properties Trust
10/01/2024	4.350%	669,000	640,592
Total			12,092,551
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	1,401,000	1,452,918
04/30/2025	5.250%	1,716,000	1,813,115
08/15/2026	4.125%	1,675,000	1,740,783
08/15/2027	5.250%	2,406,000	2,520,014
08/15/2027	5.250%	1,007,000	1,052,724
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,245,000	1,319,717
Berry Global, Inc.
07/15/2023	5.125%	1,734,000	1,763,814
Berry Global, Inc.(a)
02/15/2026	4.500%	1,367,000	1,403,782
BWAY Holding Co.(a)
04/15/2024	5.500%	4,229,000	4,296,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,524,000	1,553,192
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,869,000	3,026,621
Novolex(a)
01/15/2025	6.875%	654,000	665,068
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	2,193,000	2,364,021
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,982,000	4,181,100
08/15/2027	8.500%	2,108,000	2,296,926
Total			31,450,394
Pharmaceuticals 1.4%
AbbVie, Inc.
06/15/2044	4.850%	4,120,000	5,456,843
11/21/2049	4.250%	15,615,000	19,731,581
Amgen, Inc.
02/21/2050	3.375%	6,685,000	7,434,629
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	250,000	257,560
04/15/2025	6.125%	4,121,000	4,239,915
04/01/2026	9.250%	6,807,000	7,549,371
01/31/2027	8.500%	3,311,000	3,648,395
01/15/2028	7.000%	557,000	601,285
01/30/2028	5.000%	1,278,000	1,279,168
02/15/2029	6.250%	2,517,000	2,667,242
01/30/2030	5.250%	1,277,000	1,303,965
Bausch Health Companies, Inc.(a),(i)
02/15/2029	5.000%	1,100,000	1,107,655
02/15/2031	5.250%	1,603,000	1,619,936
Bristol-Myers Squibb Co.
11/13/2040	2.350%	1,305,000	1,344,592
10/26/2049	4.250%	817,000	1,107,833
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	2,289,000	2,337,371
07/15/2027	5.000%	342,000	360,787
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	580,000	588,314
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,816,000	1,999,512
06/30/2028	6.000%	2,585,000	2,057,830
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	978,000	1,024,228
06/15/2028	5.000%	3,279,000	3,502,802
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,928,000	4,242,102
Total			75,462,916

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,289,000	2,331,979
10/15/2027	6.750%	4,626,000	4,959,830
HUB International Ltd.(a)
05/01/2026	7.000%	3,379,000	3,523,418
MGIC Investment Corp.
08/15/2028	5.250%	395,000	420,777
Radian Group, Inc.
03/15/2025	6.625%	163,000	181,414
03/15/2027	4.875%	964,000	1,022,823
USI, Inc.(a)
05/01/2025	6.875%	944,000	969,500
Total			13,409,741
Railroads 0.0%
Union Pacific Corp.
08/15/2059	3.950%	1,224,000	1,527,208
Restaurants 0.4%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,686,000	1,801,382
01/15/2028	3.875%	986,000	1,013,605
Golden Nugget, Inc.(a)
10/15/2024	6.750%	711,000	695,275
IRB Holding Corp.(a)
06/15/2025	7.000%	4,289,000	4,686,565
02/15/2026	6.750%	5,310,000	5,494,105
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,643,400
Yum! Brands, Inc.(a)
04/01/2025	7.750%	322,000	356,510
01/15/2030	4.750%	2,563,000	2,770,375
Yum! Brands, Inc.
03/15/2031	3.625%	830,000	830,049
Total			19,291,266
Retailers 0.5%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	471,000	487,964
03/01/2030	4.750%	314,000	332,703
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	1,146,000	1,216,905
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	827,000	845,687
L Brands, Inc.(a)
07/01/2025	6.875%	1,733,000	1,870,107
07/01/2025	9.375%	524,000	638,811
10/01/2030	6.625%	890,000	976,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,091,956
06/15/2029	7.500%	599,000	660,492
11/01/2035	6.875%	2,380,000	2,589,375
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,570,000	9,325,225
10/15/2050	3.000%	2,695,000	2,892,930
Michaels Stores, Inc.(a)
07/15/2027	8.000%	367,000	379,891
Penske Automotive Group, Inc.
09/01/2025	3.500%	734,000	743,825
PetSmart, Inc.(a)
03/15/2023	7.125%	3,864,000	3,814,728
06/01/2025	5.875%	1,613,000	1,637,524
Total			29,504,124
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	2,325,000	2,404,705
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,217,506
02/15/2028	5.875%	2,353,000	2,542,267
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,799,000	2,821,953
01/15/2027	4.625%	649,000	683,441
02/15/2030	4.875%	1,133,000	1,239,162
Kroger Co. (The)
02/01/2047	4.450%	5,618,000	7,202,835
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	745,000	780,352
Total			18,892,221
Technology 2.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,974,000	3,069,306
08/01/2025	6.875%	2,272,000	2,344,134
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	471,000	504,116
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	3,447,000	3,499,433
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	669,000	723,092
03/01/2026	9.125%	407,000	437,750
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,890,000	24,576,417
Broadcom, Inc.
11/15/2030	4.150%	4,295,000	4,985,106
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	724,000	743,962

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	1,384,000	1,447,728
CDK Global, Inc.
06/01/2027	4.875%	1,467,000	1,545,410
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,932,000	1,981,902
Gartner, Inc.(a)
07/01/2028	4.500%	2,222,000	2,344,210
10/01/2030	3.750%	2,432,000	2,529,578
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	2,065,000	2,168,250
Iron Mountain, Inc.(a)
07/15/2028	5.000%	1,521,000	1,584,186
09/15/2029	4.875%	995,000	1,031,188
07/15/2030	5.250%	3,881,000	4,124,615
Lenovo Group Ltd.(a)
04/24/2025	5.875%	5,000,000	5,742,122
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,305,000	4,457,887
Microchip Technology, Inc.(a)
09/01/2025	4.250%	1,936,000	2,030,092
NCR Corp.(a)
04/15/2025	8.125%	1,409,000	1,572,188
10/01/2028	5.000%	4,187,000	4,339,445
09/01/2029	6.125%	1,692,000	1,838,523
10/01/2030	5.250%	1,675,000	1,768,322
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,210,000	2,497,599
Oracle Corp.
04/01/2050	3.600%	14,500,000	16,870,910
Plantronics, Inc.(a)
05/31/2023	5.500%	9,971,000	9,996,901
PTC, Inc.(a)
02/15/2025	3.625%	523,000	535,422
02/15/2028	4.000%	1,605,000	1,670,855
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	4,038,000	4,102,859
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	2,913,000	3,175,633
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	546,000	638,152
09/01/2025	7.375%	2,850,000	3,069,552
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	1,041,000	1,117,419
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,532,000	2,629,373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,288,000	1,341,220
Switch Ltd.(a)
09/15/2028	3.750%	825,000	837,511
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,085,000	1,153,601
06/01/2025	6.750%	2,012,000	2,064,703
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	9,600,000	9,987,052
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,753,135
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,840,000	4,176,114
Total			149,006,973
Transportation Services 0.6%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	3,267,000	3,486,992
07/03/2029	4.375%	5,000,000	5,393,857
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,046,000	1,037,270
ERAC USA Finance LLC(a)
11/01/2046	4.200%	5,026,000	6,197,830
FedEx Corp.
04/01/2046	4.550%	9,822,000	12,600,072
Hertz Corp. (The)(a),(j)
01/15/2028	0.000%	3,910,000	1,750,512
XPO Logistics, Inc.(a)
06/15/2022	6.500%	1,237,000	1,241,234
Total			31,707,767
Treasury 0.1%
Saudi Government International Bond(a)
10/22/2030	3.250%	3,000,000	3,298,616
Wireless 1.2%
Altice France Holding SA(a)
05/15/2027	10.500%	2,585,000	2,914,396
02/15/2028	6.000%	2,503,000	2,539,569
Altice France SA(a)
05/01/2026	7.375%	7,103,000	7,461,794
02/01/2027	8.125%	1,705,000	1,880,770
01/15/2028	5.500%	4,622,000	4,825,420
Millicom International Cellular SA(a)
03/25/2029	6.250%	3,000,000	3,424,530
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,814,785

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(a)
02/15/2027	3.875%	1,761,000	1,813,578
Sprint Capital Corp.
11/15/2028	6.875%	5,605,000	7,277,772
03/15/2032	8.750%	1,818,000	2,790,734
Sprint Corp.
03/01/2026	7.625%	3,419,000	4,249,403
T-Mobile USA, Inc.
02/01/2026	4.500%	1,047,000	1,075,100
02/01/2028	4.750%	3,940,000	4,232,545
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	9,580,000	10,987,722
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,394,000	1,433,486
Total			64,721,604
Wirelines 1.4%
AT&T, Inc.
06/15/2045	4.350%	7,504,000	8,872,464
AT&T, Inc.(a)
09/15/2055	3.550%	24,394,000	25,066,144
Cablevision Lightpath LLC(a)
09/15/2027	3.875%	949,000	958,851
09/15/2028	5.625%	892,000	934,821
CenturyLink, Inc.
04/01/2024	7.500%	3,898,000	4,364,605
04/01/2025	5.625%	2,486,000	2,672,960
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,792,000	2,915,597
02/15/2027	4.000%	1,119,000	1,157,313
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,550,000	4,533,397
03/01/2028	6.125%	2,838,000	2,989,064
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	3,805,000	3,928,048
01/15/2029	3.625%	3,640,000	3,647,471
Network i2i Ltd.(a),(h)
12/31/2049	5.650%	7,100,000	7,438,767
Telecom Italia Capital SA
09/30/2034	6.000%	832,000	992,976
Telefonica Emisiones SAU
03/06/2048	4.895%	4,640,000	5,708,822
Total			76,181,300
Total Corporate Bonds & Notes (Cost $2,192,755,821)			2,362,292,732

Foreign Government Obligations(k),(l) 9.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%		8,800,000	7,700,153
05/08/2048	9.375%		2,200,000	1,926,382
Total				9,626,535
Brazil 0.3%
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	2,115,914
01/07/2041	5.625%		11,000,000	12,953,910
Total				15,069,824
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	5,519,537
NOVA Chemicals Corp.(a)
08/01/2023	5.250%		1,988,000	1,995,809
06/01/2027	5.250%		2,232,000	2,326,416
Total				9,841,762
China 0.7%
China Government Bond
06/04/2027	2.850%	CNY	57,960,000	8,593,092
05/21/2030	2.680%	CNY	56,000,000	8,100,478
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	18,881,396
Total				35,574,966
Colombia 0.4%
Colombia Government International Bond
01/30/2030	3.000%		3,700,000	3,844,806
04/15/2031	3.125%		454,000	475,976
05/15/2049	5.200%		7,147,000	8,959,130
Ecopetrol SA
04/29/2030	6.875%		8,000,000	10,158,647
Total				23,438,559
Dominican Republic 0.7%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	7,736,469
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	44,440,000	768,983
03/04/2022	10.375%	DOP	397,000,000	7,072,717
02/10/2023	14.500%	DOP	25,000,000	486,944
02/15/2023	8.900%	DOP	42,000,000	734,933
01/25/2027	5.950%		4,475,000	5,035,802
01/30/2030	4.500%		2,295,000	2,409,358
04/30/2044	7.450%		7,900,000	9,739,262
01/27/2045	6.850%		4,881,000	5,682,861
Total				39,667,329

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Government International Bond(a)
04/16/2026	4.750%	EUR	2,100,000	2,527,573
03/01/2029	7.600%		1,250,000	1,392,728
04/11/2031	6.375%	EUR	4,000,000	4,885,834
01/31/2047	8.500%		5,700,000	6,177,345
02/21/2048	7.903%		5,000,000	5,173,656
03/01/2049	8.700%		965,000	1,058,499
Total				21,215,635
El Salvador 0.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%		2,200,000	1,967,392
01/18/2027	6.375%		4,800,000	4,260,791
Total				6,228,183
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2035	7.875%		11,000,000	10,730,033
Guatemala 0.1%
Guatemala Government Bond(a)
04/24/2032	5.375%		5,000,000	5,951,488
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,635,832
Indonesia 0.9%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,000,000	7,404,083
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,600,000	4,706,593
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	5,513,516
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	2,117,966
11/15/2048	6.757%		3,800,000	5,127,211
PT Pertamina Persero(a)
05/30/2044	6.450%		5,800,000	7,956,540
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		9,000,000	8,541,497
05/05/2024	4.450%		6,000,000	5,694,331
Total				47,061,737
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,572,000	1,772,477
10/17/2031	5.875%	EUR	8,830,000	11,326,550
06/15/2033	6.125%		3,847,000	4,236,534
Total				17,335,561
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	2,421,139
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		4,800,000	5,534,130
Total				7,955,269
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	5,491,318
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,501
05/31/2029	8.500%	MXN	220,000,000	13,064,864
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	8,001,117
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	916,738
09/12/2024	7.190%	MXN	3,800,000	165,555
Petroleos Mexicanos
01/23/2026	4.500%		7,812,000	7,385,600
11/12/2026	7.470%	MXN	23,700,000	937,831
01/23/2029	6.500%		5,000,000	4,865,000
01/23/2030	6.840%		3,400,000	3,321,620
01/28/2031	5.950%		2,235,000	2,079,310
Total				40,740,136
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,568,449
Netherlands 0.1%
Petrobras Global Finance BV
03/19/2049	6.900%		5,300,000	6,418,381
Panama 0.2%
Panama Government International Bond
04/01/2056	4.500%		8,100,000	10,306,180

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,301,938
08/11/2044	6.100%		2,939,000	3,898,535
Total				6,200,473
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	2,344,707
03/14/2049	4.817%		15,614,000	21,638,192
Total				23,982,899
Romania 0.5%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	17,500,000	27,326,692
02/14/2051	4.000%		2,246,000	2,457,659
Total				29,784,351
Russian Federation 0.2%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		4,600,000	5,325,575
03/28/2035	5.100%		4,800,000	6,053,940
Total				11,379,515
Saudi Arabia 0.4%
Saudi Government International Bond(a)
04/17/2049	5.000%		5,000,000	6,628,737
01/21/2055	3.750%		13,000,000	14,464,715
Total				21,093,452
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%		4,800,000	4,938,073
09/30/2049	5.750%		4,000,000	3,859,553
Total				8,797,626
Turkey 0.3%
Turkey Government International Bond
03/13/2025	4.250%		5,000,000	4,851,465
02/17/2028	5.125%		13,000,000	12,691,489
Total				17,542,954
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2026	7.750%		3,800,000	4,204,814
09/25/2032	7.375%		6,900,000	7,398,602
Total				11,603,416
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Arab Emirates 0.7%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		7,800,000	8,484,026
04/16/2050	3.875%		5,925,000	7,353,265
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	6,003,864
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,841,309
09/25/2048	5.625%		6,091,000	7,443,232
09/30/2049	4.700%		2,000,000	2,214,794
Total				36,340,490
Virgin Islands 0.1%
Sinopec Group Overseas Development Ltd.(a)
11/12/2029	2.950%		5,000,000	5,270,878
Total Foreign Government Obligations (Cost $467,685,625)				498,853,231

Inflation-Indexed Bonds(k) 0.1%

Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	118,834,740	6,691,439
Total Inflation-Indexed Bonds (Cost $7,807,816)				6,691,439

Residential Mortgage-Backed Securities - Agency 10.8%

Federal Home Loan Mortgage Corp.(m)
CMO Series 304 Class C69
12/15/2042	4.000%		5,514,997	788,185
CMO Series 4120 Class AI
11/15/2039	3.500%		2,985,199	102,508
CMO Series 4121 Class IA
01/15/2041	3.500%		3,773,167	173,699
CMO Series 4147 Class CI
01/15/2041	3.500%		9,162,717	529,050
CMO Series 4213 Class DI
06/15/2038	3.500%		3,210,552	68,139
Federal Home Loan Mortgage Corp.(b),(m)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.809%		5,994,256	1,102,122
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.059%		3,803,990	169,986

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.900%	45,948,466	9,826,773
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.859%	1,808,289	320,981
Federal Home Loan Mortgage Corp.(e),(m)
CMO Series 4515 Class SA
08/15/2038	2.536%	7,617,522	476,124
CMO Series 4620 Class AS
11/15/2042	2.606%	17,030,962	1,037,354
Federal National Mortgage Association
05/01/2041	4.000%	1,672,941	1,803,459
Federal National Mortgage Association(e),(m)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	5,651,603	6
Federal National Mortgage Association(m)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	4,025,475	136,752
CMO Series 2012-121 Class GI
08/25/2039	3.500%	2,029,354	55,076
CMO Series 2012-129 Class IC
01/25/2041	3.500%	4,255,708	247,280
CMO Series 2012-131 Class MI
01/25/2040	3.500%	5,746,973	343,033
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,987,587	98,239
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,550,191	114,004
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,259,965	423,984
CMO Series 2013-6 Class MI
02/25/2040	3.500%	3,582,201	169,312
Federal National Mortgage Association(b),(m)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.750%	12,189,316	2,630,064
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.000%	19,727,899	3,562,219
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-26 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/25/2046	5.900%	18,555,054	4,139,803
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.850%	12,299,943	2,640,060
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.850%	38,926,770	9,231,363
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.950%	13,135,711	3,305,050
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.000%	43,191,693	9,927,818
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	6.000%	14,861,818	3,036,736
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.900%	38,969,055	8,429,802
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	5.850%	44,555,039	9,285,208
Government National Mortgage Association(m)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	11,417,223	1,123,907
Government National Mortgage Association(b),(m)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.954%	18,738,736	4,006,291

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.054%	16,572,856	3,337,893
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	6.104%	19,664,550	3,763,364
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.054%	23,118,941	5,462,606
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.054%	37,795,336	6,344,457
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.954%	26,826,165	4,661,883
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.954%	21,891,897	3,616,281
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.054%	17,820,091	3,471,566
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.904%	52,824,469	8,394,711
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.904%	14,120,452	2,933,950
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.904%	43,858,930	8,660,599
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.904%	36,155,671	5,867,671
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.904%	33,006,727	6,647,684
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	6.004%	21,755,236	4,446,017
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	6.004%	22,937,708	4,174,310
Government National Mortgage Association TBA(i)
12/21/2050	3.000%	32,000,000	33,400,000
Uniform Mortgage-Backed Security TBA(i)
12/16/2035- 12/14/2050	3.000%	30,000,000	31,382,853
12/14/2050	2.000%	252,000,000	261,726,988
12/14/2050	2.500%	111,000,000	116,307,788
Total Residential Mortgage-Backed Securities - Agency (Cost $576,905,050)			593,905,008

Residential Mortgage-Backed Securities - Non-Agency 18.2%

Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	1,855,936	1,887,532
CMO Series 2016-1 Class A2
07/25/2046	5.000%	400,107	402,932
Banc of America Funding Trust(a),(c),(e)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,993,260
Bayview Opportunity Master Fund IIIb Trust(a),(e)
Series 2019-LT2 Class A1
10/28/2034	3.376%	2,666,648	2,664,285
Bayview Opportunity Master Fund IVa Trust(a),(e)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	13,577,345	13,679,395
Bayview Opportunity Master Fund IVb Trust(a),(e)
CMO Series 2019-RN4 Class A1
10/28/2034	3.278%	5,025,618	5,016,699
Bayview Opportunity Master Fund Trust(a),(e)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	6,424,721	6,406,173

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(e)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	192,209	191,605
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.750%	8,133,235	8,051,309
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.450%	616,892	616,823
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.600%	6,170,421	6,150,385
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.750%	30,000,000	29,440,236
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400% 06/25/2030	3.572%	9,800,000	9,937,828
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.150%	15,600,000	15,786,436
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	5.000%	13,800,000	13,955,198
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.900%	13,500,000	13,013,699
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	3.685%	461,558	460,363
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,348,607
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.300%	14,028,385	13,587,437
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	17,713	17,683
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	18,744	18,744
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.498%	10,215,415	10,247,782
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	4,176,738	3,993,412
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class B1
12/25/2057	4.340%	6,000,000	6,135,905
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.950%	8,572,298	8,531,908
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.600%	41,100,000	39,913,283
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.950%	9,650,000	9,136,951
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.300%	9,550,000	9,637,647
FMC GMSR Issuer Trust(a),(e)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	54,000,000	54,570,564
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.150%	18,400,000	19,328,804
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.150%	13,500,000	13,627,502

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.691%	36,200,000	36,201,061
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.091%	18,650,000	18,723,567
GCAT LLC(a),(e)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	4,604,276	4,516,564
CMO Series 2020-1 Class A1
01/26/2060	2.981%	11,580,723	11,486,357
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.050%	18,100,000	18,040,341
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	14,034,072	14,130,478
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.900%	8,000,000	7,485,370
Subordinated CMO Series 2020-1 Class M2A
1-month USD LIBOR + 2.000% Floor 2.000% 02/25/2030	2.150%	7,700,000	6,917,410
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	16,001,638	15,640,025
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	6,672,129	6,191,454
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	9,097,517	8,846,840
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	28,300,078	28,323,967
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	4,267,672	4,255,479
Series 2018-PLS1 Class D
01/25/2023	4.374%	8,535,345	8,480,662
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	5,969,229	5,973,609
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	8,118,152	8,091,714
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.550%	281,128	280,819
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.100%	14,700,000	14,450,979
OMSR(a),(c),(d)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	9,825,705	9,727,447
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	18,706,467	18,821,563
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.152%	13,868,492	13,181,554
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.902%	13,068,187	12,596,986
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.000%	56,500,000	55,344,665
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.800%	85,550,000	82,860,676
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	9,150,254	9,150,584
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	10,219,789	10,271,410
PRPM LLC(a),(e)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	5,184,457	5,203,671
CMO Series 2019-3A Class A2
07/25/2024	4.458%	17,000,000	16,726,613

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSSP Resecuritization Trust(a),(e)
CMO Series 2010-1 Class 3A2
08/26/2035	3.023%	3,386,638	3,301,840
RCO V Mortgage LLC(a),(e)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	21,725,631	21,739,640
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	24,878,547	24,878,547
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	20,113,110	20,131,688
VCAT Asset Securitization LLC(a),(e)
CMO Series 2019-NPL2 Class A1
11/25/2049	3.573%	9,573,593	9,564,229
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(e)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	19,712,791	19,712,775
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	14,877,577
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(e)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	18,146,898	18,132,144
Vericrest Opportunity Loan Trust(a),(e)
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	6,100,000	6,056,883
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	3,458,853	3,465,784
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	9,945,232	9,950,452
CMO Series 2020-NPL6 Class A1B
04/25/2050	4.949%	13,000,000	12,772,938
Vericrest Opportunity Loan Trust LXXXV LLC(a),(e)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	7,450,000	7,385,016
Verus Securitization Trust(a),(e)
CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,707,401
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	22,369,288	22,367,722
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,499,029
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,076,189
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $982,027,331)			995,292,106
Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings, Inc.(c),(d),(f)	101,031	138,014
Total Communication Services		138,014
Total Rights (Cost $101,031)		138,014

Senior Loans 7.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Alloy Finco Ltd.(g),(n)
Tranche B Term Loan
03/06/2025	14.000%	466,205	160,841
Alloy Parent Ltd.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 6.500% Floor 2.000% 03/06/2024	8.500%	423,193	376,642
TransDigm, Inc.(b),(n)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.396%	1,072,488	1,038,308
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.396%	955,626	925,265
Total			2,501,056
Airlines 0.1%
American Airlines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.893%	1,719,697	1,258,251
1-month USD LIBOR + 1.750% 01/29/2027	1.896%	959,596	805,504
Delta Air Lines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 04/29/2023	5.750%	1,922,687	1,941,107
JetBlue Airways Corp.(b),(n)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/17/2024	6.250%	987,500	1,002,935
Kestrel Bidco, Inc./WestJet Airlines(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	471,438	441,553

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/01/2024	1.896%	984,694	941,613
Total			6,390,963
Automotive 0.1%
Clarios Global LP(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.646%	1,944,286	1,921,363
First Brands Group LLC(b),(n),(o)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 7.500% Floor 1.000% 02/02/2024	8.500%	1,890,625	1,884,726
Navistar, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.650%	1,665,616	1,654,790
Total			5,460,879
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone CQP Holdco LP(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 09/30/2024	3.725%	1,481,250	1,463,268
Citadel Securities LP(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 02/27/2026	2.896%	1,875,000	1,866,806
Greenhill & Co., Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/12/2024	3.393%	1,115,741	1,099,005
Jefferies Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/03/2026	3.188%	717,714	703,661
1-month USD LIBOR + 3.750% Floor 0.750% 09/30/2027	4.500%	1,000,000	992,500
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	2,000,000	1,980,000
Total			8,105,240
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Apex Tool Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.250% 08/01/2024	6.500%	742,290	722,649
Covia Holdings Corp.(j),(n)
Term Loan
06/01/2025	8.250%	1,483,674	1,186,672
CP Atlas Buyer, Inc./American Bath Group LLC(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 11/23/2027	5.250%	394,737	393,880
CP Atlas Buyer, Inc./American Bath Group LLC(b),(n),(p)
Tranche B2 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 11/23/2027	5.250%	131,579	131,294
Ply Gem Midco, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	3.880%	1,571,387	1,555,673
QUIKRETE Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.646%	2,238,734	2,205,153
SRS Distribution, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/23/2025	3.146%	488,750	477,753
US Silica Co.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	926,155	804,310
White Cap Buyer LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	4.500%	900,000	891,486
Wilsonart LLC(b),(n)
Tranche D Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/19/2023	4.250%	984,733	974,580
Total			9,343,450

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
Charter Communications Operating LLC/Safari LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.900%	678,429	670,057
Cogeco Communications II LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.146%	1,394,595	1,370,776
CSC Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.389%	1,488,712	1,448,085
3-month USD LIBOR + 2.500% 04/15/2027	2.639%	1,009,559	985,036
Iridium Satellite LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 11/04/2026	4.750%	2,398,000	2,397,664
NewCo I B.V.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 01/31/2029	3.673%	500,000	494,480
Telesat Canada(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.900%	1,439,125	1,403,651
UPC Financing Partnership(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 01/31/2029	3.677%	500,000	494,480
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.641%	2,175,000	2,131,282
Total			11,395,511
Chemicals 0.6%
Alpha 3 BV/Atotech(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	4.000%	565,342	560,864
Aruba Investments, Inc./ANGUS Chemical Co.(b),(n),(o)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/28/2027	4.750%	1,125,000	1,118,677
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Performance Materials Operations LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 08/27/2026	6.250%	1,940,500	1,939,297
Avantor Funding, Inc.(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/08/2027	3.500%	500,000	499,375
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	1.970%	1,442,329	1,416,194
Chemours Co. (The)(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.900%	3,711,228	3,621,527
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	302,375	278,847
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	1,829,120	1,686,796
Element Solutions, Inc./MacDermid, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 2.000% 01/31/2026	2.146%	1,724,444	1,689,093
Hexion, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.730%	1,703,437	1,675,757
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.146%	2,728,376	2,671,816
Innophos Holdings, Inc.(b),(c),(n)
Term Loan
1-month USD LIBOR + 3.500% 02/05/2027	3.646%	621,875	616,434
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	6.896%	425,000	396,313
Messer Industries GmbH(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.720%	1,970,000	1,939,662

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Minerals Technologies, Inc.(b),(c),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 02/14/2024	3.000%	715,805	708,647
Momentive Performance Materials, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/15/2024	3.400%	1,481,250	1,434,339
Nouryon Finance BV/AkzoNobel(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 10/01/2025	3.141%	3,305,894	3,238,950
PQ Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/07/2027	4.000%	748,125	746,487
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/07/2027	2.464%	526,966	515,156
Schenectady International Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.878%	1,685,212	1,649,401
Solenis Holdings LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	4.233%	1,698,561	1,675,206
Tronox Finance LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	3.176%	569,171	561,276
Univar Solutions USA, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	2.396%	439,658	434,009
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% 07/01/2026	2.146%	1,191,000	1,165,477
Vantage Specialty Chemicals, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	4.500%	489,924	451,955
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	9.250%	600,000	482,502
Total			33,174,057
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 01/31/2024	3.500%	828,449	826,378
DXP Enterprises, Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	5.750%	696,000	675,120
TNT Crane & Rigging, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.500% 10/16/2024	7.500%	217,741	219,374
1-month USD LIBOR + 9.000% Floor 1.000% 04/16/2025	10.000%	193,547	185,322
United Rentals, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	1.896%	490,000	487,986
Total			2,394,180
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.650%	895,413	889,074
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.900%	1,686,397	1,661,101
Amentum Government Services Holdings LLC(b),(n)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.646%	1,996,250	1,953,830
Amentum Government Services Holdings LLC(b),(n),(o)
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	454,545	450,000
Conservice Midco, LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	4.470%	1,500,000	1,477,965
Cushman & Wakefield U.S. Borrower LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.896%	1,106,614	1,070,649

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 08/10/2027	2.646%	897,750	894,006
Prime Security Services Borrower LLC/Protection 1 Security Solutions(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/23/2026	4.250%	2,475,000	2,459,531
Sotheby’s(b),(n)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 01/15/2027	6.500%	1,388,498	1,382,139
Staples, Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.214%	738,750	711,231
TruGreen LP(b),(n),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	2,125,000	2,114,375
Uber Technologies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	3.646%	2,222,197	2,209,353
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	4.750%	1,939,799	1,917,064
WaterBridge Midstream Operating LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	1,188,000	1,009,800
Web.com Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.893%	1,500,000	1,464,915
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	7.893%	731,809	691,560
Weight Watchers International, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	5.500%	488,253	487,848
Total			22,844,441
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,147,671	566,181
SIWF Holdings, Inc./Spring Window Fashions(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	4.396%	537,625	527,098
Steinway Musical Instruments, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	4.750%	1,182,143	1,139,787
Weber-Stephen Products LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	1,041,667	1,036,719
Total			3,269,785
Diversified Manufacturing 0.3%
Allnex & Cy SCA(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	1,091,980	1,068,502
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	4.000%	822,722	805,034
Bright Bidco BV/Lumileds LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.500%	1,185,229	650,394
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/01/2025	3.750%	1,702,218	1,684,396
CPI Holdco LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 11/04/2026	4.396%	1,368,125	1,357,864
Douglas Dynamics LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 06/08/2026	4.750%	1,460,106	1,452,806

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EWT Holdings III Corp.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 2.750% 12/20/2024	2.896%	820,902	811,667
Filtration Group Corp.(b),(n)
Tranche A Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/29/2025	4.500%	500,000	497,710
Gardner Denver, Inc.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.896%	1,510,904	1,480,686
Gates Global LLC(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	3.750%	1,693,926	1,676,987
Ingersoll Rand Services Co.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 03/01/2027	1.896%	1,990,000	1,950,200
Vertical Midco GmbH(b),(n),(o)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 07/14/2027	4.570%	2,000,000	1,993,620
Vertiv Group Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 03/02/2027	3.149%	1,492,500	1,467,978
Zekelman Industries, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 2.000% 01/24/2027	2.147%	995,000	975,518
Total			17,873,362
Electric 0.4%
Astoria Energy LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	5.000%	721,831	720,178
Calpine Construction Finance Co., LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/15/2025	2.146%	1,477,215	1,455,057
Calpine Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2024	2.400%	2,021,973	2,009,659
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carroll County Energy LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.720%	448,305	444,570
CPV Shore Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	3.900%	1,444,166	1,429,724
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2025	4.750%	1,834,901	1,829,176
Edgewater Generation LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	3.896%	1,711,541	1,673,561
EFS Cogen Holdings I LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	2,000,000	1,993,000
Exgen Renewables IV LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/28/2024	4.000%	2,207,856	2,201,233
Frontera Generation Holdings LLC(j),(n)
Term Loan
05/02/2025	0.000%	806,437	215,722
Granite Acquisition, Inc.(b),(n),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 09/19/2022	4.750%	1,625,000	1,620,954
Helix Gen Funding LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/03/2024	4.750%	694,884	688,151
Invenergy Thermal Operating I LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.146%	899,969	896,972
LMBE-MC Holdco II LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	635,349	619,465

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nautilus Power LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,603,393	1,582,950
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/23/2025	5.500%	2,493,750	2,509,336
Vistra Operations Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.894%	1,390,245	1,375,272
West Deptford Energy Holdings LLC(b),(c),(n)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.896%	513,556	487,878
WG Partners Acquisition LLC(b),(c),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	4.500%	606,390	601,842
Total			24,354,700
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	782,000	765,383
GFL Environmental, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,582,602	1,578,361
Harsco Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 12/06/2024	3.250%	479,181	476,387
Total			2,820,131
Finance Companies 0.0%
FinCo I LLC/Fortress Investment Group(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.646%	2,295,658	2,269,832
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 03/28/2024	1.896%	551,419	534,303
Dole Food Co., Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	3.750%	1,557,972	1,542,174
Froneri International Ltd.(b),(n)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 2.250% 01/29/2027	2.396%	748,125	729,542
United Natural Foods, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	4.396%	1,346,173	1,335,888
US Foods, Inc./US Foodservice, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2023	1.896%	1,682,085	1,625,130
Total			5,767,037
Gaming 0.5%
Affinity Gaming(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	9.250%	400,000	364,000
Aristocrat Leisure Ltd.(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	1,396,500	1,397,813
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	1.959%	1,476,152	1,438,628
Caesars Resort Collection LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.896%	1,541,554	1,490,113
Tranche B1 Term Loan
1-month USD LIBOR + 4.500% 07/21/2025	4.646%	1,000,000	989,840
CBAC Borrower LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.146%	1,542,361	1,390,531

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CCM Merger, Inc./MotorCity Casino Hotel(b),(n),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/04/2025		1,777,778	1,764,889
CityCenter Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	3.000%	1,496,134	1,440,223
Flutter Entertainment PLC(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	3.720%	916,733	918,356
Gateway Casinos & Entertainment Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	4.500%	2,067,170	1,925,693
Golden Nugget Online Gaming, Inc.(b),(c),(n)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,680,000
Golden Nugget, Inc./Landry’s, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	3.250%	1,579,717	1,503,274
Mohegan Tribal Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.125% Floor 0.750% 10/13/2023	6.375%	2,962,965	2,749,632
PCI Gaming Authority(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.646%	1,461,091	1,429,707
Playtika Holding Corp.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/10/2024	7.000%	2,925,000	2,936,290
Scientific Games International, Inc.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.896%	2,314,169	2,231,739
Spectacle Gary Holdings LLC(b),(n),(o),(p)
Delayed Draw Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	111,487	108,281
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Spectacle Gary Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 9.000% Floor 2.000% 12/23/2025	11.000%	1,538,514	1,494,281
Total			27,253,290
Health Care 0.3%
Acadia Healthcare Co., Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 02/16/2023	2.646%	970,270	961,605
athenahealth, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	4.750%	492,500	488,806
Carestream Health, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	635,315	616,255
Change Healthcare Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	895,812	886,971
DaVita, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 1.750% 08/12/2026	1.896%	990,019	977,752
Envision Healthcare Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.896%	1,154,437	938,107
EyeCare Partners LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	3.896%	806,757	771,897
EyeCare Partners LLC(b),(n),(o),(p)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% 02/18/2027	3.763%	189,189	181,014
Gentiva Health Services, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	1,002,060	994,966
HCA, Inc.(b),(n)
Tranche B12 Term Loan
3-month USD LIBOR + 1.750% 03/13/2025	1.896%	730,140	728,162

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IQVIA, Inc./Quintiles IMS(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	1.970%	488,750	481,727
LifePoint Health, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.896%	1,759,057	1,731,580
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(n),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.400%	1,718,411	1,702,464
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% 03/09/2026	4.400%	64,746	64,145
Ortho-Clinical Diagnostics, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	3.390%	1,046,841	1,025,119
Owens & Minor, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	4.655%	1,001,937	988,001
Phoenix Guarantor, Inc./BrightSpring(b),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.400%	493,769	486,733
Pluto Acquisition I, Inc.(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 06/22/2026	5.146%	987,500	965,281
Select Medical Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	2.780%	1,552,316	1,522,728
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/20/2026	4.646%	746,250	733,191
Total			17,246,504
Independent Energy 0.0%
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 06/17/2027	5.750%	1,271,813	1,267,577
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Crown Finance US, Inc./Cineworld Group PLC(b),(n)
Term Loan
3-month USD LIBOR + 2.250% 02/28/2025	2.769%	1,956,299	1,493,928
Formula One Management Ltd.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	2,098,574	2,039,688
Life Time Fitness, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	3.750%	1,086,080	1,016,723
Metro-Goldwyn-Mayer, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.650%	710,500	689,775
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	550,000	539,688
NAI Entertainment Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,030,946	1,860,001
Six Flags Theme Parks, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/17/2026	1.900%	1,799,375	1,697,494
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.900%	1,675,685	1,512,724
Total			10,850,021
Lodging 0.1%
Four Seasons Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/30/2023	2.146%	2,484,655	2,421,843
Playa Resorts Holding BV(b),(n)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	1,992,294	1,814,343
Total			4,236,186

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.7%
Alchemy Copyrights LLC(b),(n),(o)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/16/2027	4.000%	1,500,000	1,496,250
Cengage Learning, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	5.250%	1,390,419	1,290,198
Clear Channel Outdoor Holdings, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.714%	990,000	930,600
Creative Artists Agency LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.896%	1,985,000	1,948,198
Cumulus Media New Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/31/2026	4.750%	448,308	430,936
Diamond Sports Group LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 08/24/2026	3.400%	1,732,500	1,437,975
E.W. Scripps Co. (The)(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 05/01/2026	2.646%	1,492,462	1,459,195
Emerald Expositions Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.646%	1,662,541	1,522,954
Empire Resorts, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 03/22/2021	2.896%	392,579	379,164
Entravision Communications Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.896%	483,280	464,553
Gray Television, Inc.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/07/2024	2.405%	1,500,000	1,472,685
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.655%	1,701,415	1,674,533
iHeartCommunications, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.146%	1,240,625	1,198,754
1-month USD LIBOR + 4.000% Floor 0.750% 05/01/2026	4.750%	997,500	982,119
ION Media Networks, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 12/18/2024	3.188%	1,533,618	1,524,999
Learfield Communications LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	666,128	565,582
Lions Gate Capital Holdings LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.397%	1,522,265	1,478,500
Mcgraw-Hill Global Education Holdings LLC(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/04/2022	5.000%	962,764	907,607
Meredith Corp.(b),(n)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% 01/31/2025	2.646%	1,477,880	1,450,170
NASCAR Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 10/19/2026	2.896%	2,171,024	2,136,048
NEP Group, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.396%	984,962	920,940
Nexstar Broadcasting, Inc.(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	2.396%	409,219	403,285
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 09/18/2026	2.905%	862,746	851,530
Nielsen Finance LLC/VNU, Inc.(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.127%	1,926,994	1,906,529

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PUG LLC(b),(n),(o)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.646%	2,187,250	2,042,345
Radio One, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	5.000%	1,318,075	1,197,801
Sinclair Television Group, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.400%	1,476,982	1,438,743
Terrier Media Buyer, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	4.396%	1,116,562	1,101,388
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.250% 12/17/2026	4.396%	997,500	981,291
Total			35,594,872
Midstream 0.2%
Buckeye Partners LP(b),(n)
Term Loan
3-month USD LIBOR + 2.750% 11/01/2026	2.905%	522,375	517,543
GIP III Stetson I/II LP(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.396%	1,563,089	1,346,601
Lower Cadence Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/22/2026	4.146%	641,875	610,051
Prairie ECI Acquiror LP(b),(n)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.896%	2,462,500	2,299,704
Stonepeak Lonestar Holdings LLC(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 10/19/2026	4.718%	1,383,715	1,373,627
Traverse Midstream Partners LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.000% 09/27/2024	6.500%	2,583,135	2,431,015
Total			8,578,541
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
ChampionX Corp.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.688%	857,003	832,099
ChampionX Holding, Inc.(b),(n),(o)
Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 06/03/2027		1,500,000	1,511,250
Fieldwood Energy LLC(j),(n)
1st Lien Term Loan
04/11/2022	0.000%	275,953	61,399
2nd Lien Term Loan
04/11/2023	0.000%	372,536	86
Lealand Finance Company BV(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.146%	8,649	6,919
3-month USD LIBOR + 4.000% 06/30/2025	4.146%	108,500	71,610
MRC Global, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.146%	1,041,710	984,416
Total			3,467,779
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.396%	1,230,594	1,211,876
Lifescan Global Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	6.234%	1,162,687	1,098,740
UFC Holdings LLC(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/29/2026	4.250%	1,553,269	1,536,866
Total			3,847,482
Other Industry 0.1%
Filtration Group Corp.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.146%	844,018	826,082

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hamilton Holdco LLC/Reece International Pty Ltd.(b),(c),(n)
Term Loan
3-month USD LIBOR + 2.000% 01/02/2027	2.230%	984,887	970,113
Harland Clarke Holdings Corp.(b),(n)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	5.750%	630,026	541,375
Hillman Group, Inc. (The)(b),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.146%	659,812	653,353
Interior Logic Group Holdings IV LLC(b),(c),(n)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	4.146%	833,000	816,340
Lightstone Holdco LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	1,289,448	1,162,116
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	72,727	65,545
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	3.361%	1,620,514	1,556,779
Total			6,591,703
Other REIT 0.0%
VICI Properties 1 LLC(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 12/20/2024	1.896%	1,811,364	1,763,399
Packaging 0.3%
Altium Packaging LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	3.750%	1,426,353	1,411,790
Anchor Glass Container Corp.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	810,958	638,881
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.(b),(n)
Tranche X Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	2.128%	1,186,146	1,174,498
Charter NEX US, Inc.(b),(n),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/01/2027		1,000,000	997,500
Flex Acquisition Co., Inc./Novolex(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	4.000%	1,078,652	1,063,367
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.225%	1,997,843	1,946,159
Graham Packaging Co., Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/04/2027	4.500%	1,950,000	1,946,841
LABL, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.500% 07/01/2026	4.646%	767,250	762,838
Packaging Coordinators Midco, Inc.(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 09/25/2027	4.500%	2,000,000	1,981,260
Pactiv Evergreen Inc.(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.896%	464,250	458,011
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.396%	1,050,000	1,031,950
ProAmpac PG Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	4.500%	175,604	173,794
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	9.500%	700,000	696,500
Spectrum Holdings III Corp.(b),(n)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	8.000%	425,000	354,875

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tosca Services LLC(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 08/18/2027	5.250%	1,000,000	1,000,420
Tricorbraun Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	4.750%	426,834	421,819
Twist Beauty International Holdings S.A.(b),(n)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	4.000%	190,755	180,383
Total			16,240,886
Paper 0.0%
Asplundh Tree Expert LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 09/07/2027	2.638%	1,050,000	1,050,935
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.143%	1,338,605	1,321,872
3-month USD LIBOR + 2.750% 11/27/2025	2.893%	180,000	177,075
Elanco Animal Health, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.905%	1,733,479	1,705,623
Endo Finance Co. I SARL(b),(n)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	5.000%	1,439,987	1,394,987
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.095%	1,364,925	1,342,936
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	3.500%	1,231,750	1,228,929
Mallinckrodt International Finance SA(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	0.000%	957,660	893,976
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sunshine Luxembourg VII SARL(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/01/2026	5.250%	1,588,000	1,585,729
Total			9,651,127
Property & Casualty 0.2%
Asurion LLC(b),(n),(o)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	6.646%	2,370,455	2,383,302
Asurion LLC(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	3.146%	1,098,988	1,093,494
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	3.146%	399,745	395,332
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.146%	984,887	974,161
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.396%	1,972,424	1,925,579
3-month USD LIBOR + 4.000% 09/03/2026	4.146%	1,496,212	1,477,240
USI, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.220%	1,739,027	1,701,134
USI, Inc.(b),(n),(o)
Term Loan
1-month USD LIBOR + 4.000% 12/02/2026		1,000,000	995,250
Total			10,945,492
Restaurants 0.1%
Carrols Restaurant Group, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/30/2026	3.438%	1,491,225	1,417,036
IRB Holding Corp.(b),(n),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 11/19/2027		857,143	850,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	610,232	598,998
KFC Holding Co./Yum! Brands(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	1.894%	1,633,445	1,604,860
New Red Finance, Inc./Burger King/Tim Hortons(b),(n)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.896%	2,680,494	2,602,599
Total			7,073,847
Retailers 0.2%
AI Aqua Merger Sub, Inc.(b),(c),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	339,500	332,710
AI Aqua Merger Sub, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	4.250%	626,724	612,623
ASP Unifrax Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	3.970%	491,250	428,640
Bass Pro Group LLC(b),(n),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	5.750%	1,978,861	1,976,743
Belk, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.750% Floor 1.000% 07/31/2025	7.750%	497,643	161,734
BJ’s Wholesale Club, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.000% Floor 1.000% 02/03/2024	2.140%	443,539	441,707
Burlington Coat Factory Warehouse Corp.(b),(n)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 11/17/2024	1.900%	721,423	704,593
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/19/2027	4.000%	2,510,170	2,490,214
Party City Holdings, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	3.250%	1,093,393	985,114
Total			8,134,078
Technology 1.4%
Ancestry.com Operations, Inc.(b),(n),(o)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 11/24/2027		1,500,000	1,494,375
Ascend Learning LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	865,363	852,599
Avaya, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	4.391%	1,483,681	1,481,084
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.391%	1,843,084	1,818,129
BY Crown Parent LLC(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 02/02/2026	4.000%	2,271,149	2,248,438
Camelot U.S. Acquisition 1 Co./Thomson Reuters Intellectual Property & Science(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	1,050,000	1,045,537
CDS US Intermediate Holdings, Inc.(j),(n)
2nd Lien Term Loan
07/10/2023	0.000%	1,000,000	110,000
Celestica, Inc.(b),(c),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.268%	847,117	821,704
CommScope, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.396%	3,465,000	3,402,214

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cyxtera DC Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,974,503	1,825,191
Dawn Acquisition LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.970%	1,849,612	1,689,510
DCert Buyer, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/16/2026	4.146%	2,146,750	2,127,515
Dun & Bradstreet Corp. (The)(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.750% 02/06/2026	3.893%	2,079,583	2,064,964
Evertec Group LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.646%	1,421,793	1,411,129
Illuminate Buyer, LLC(b),(n)
Term Loan
1-month USD LIBOR + 4.000% 06/30/2027	4.146%	1,000,000	997,500
Informatica LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.250% 02/25/2027	3.396%	1,840,750	1,808,537
ION Trading Technologies SARL(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	5.000%	1,496,078	1,473,322
MA FinanceCo LLC(b),(n)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.646%	212,735	206,619
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	621,094	620,057
Maxar Technologies Ltd.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.900%	721,934	698,832
McAfee LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.896%	1,007,300	1,004,409
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	2.150%	1,297,994	1,289,077
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	2,655,118	2,569,438
Monotype Imaging Holdings Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 10/09/2026	6.500%	1,481,250	1,392,375
MYOB US Borrower LLC(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.146%	1,283,750	1,248,447
Natel Engineering Co., Inc.(b),(c),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 04/30/2026	6.000%	1,506,319	1,329,326
NCR Corp.(b),(n)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.650%	1,496,222	1,471,908
Neustar, Inc.(b),(n)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	4.500%	1,773,378	1,687,813
Oberthur Technologies Holding SAS(b),(n)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	3.970%	816,561	793,942
Perspecta, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	2.396%	806,438	798,623
Pitney Bowes, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 5.500% 01/07/2025	5.650%	1,706,250	1,682,789
Presidio Holdings Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.720%	1,500,000	1,480,320
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	1,454,366	1,428,915

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rackspace Technology Global, Inc.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	4.000%	1,419,019	1,409,044
Refinitiv US Holdings, Inc.(a),(b),(n),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.396%	3,967,462	3,941,237
Riverbed Technology, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	4.250%	2,889,604	2,598,332
Science Applications International Corp.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.875% 10/31/2025	2.021%	980,000	965,917
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 07/01/2026	3.646%	1,861,583	1,834,832
Seattle SpinCo, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	2.646%	1,190,788	1,156,553
Sophia LP(b),(n)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/07/2027	4.500%	2,200,000	2,183,500
SS&C Technologies Holdings, Inc.(b),(n)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.896%	241,806	237,666
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.896%	183,136	180,001
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.896%	1,969,497	1,941,057
Tempo Acquisition LLC(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	3.750%	1,676,113	1,646,429
TIBCO Software, Inc.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.400%	750,000	751,875
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.900%	1,042,387	1,018,934
TTM Technologies, Inc.(b),(c),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.655%	949,828	935,581
Ultimate Software Group, Inc. (The)(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.896%	1,980,000	1,966,635
Ultimate Software Group, Inc. (The)(b),(n),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 05/04/2026	4.750%	2,000,000	2,002,280
Veritas US Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 5.500% Floor 1.000% 09/01/2025	6.500%	1,500,000	1,479,375
Xperi Holding Corp.(b),(n),(o)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 06/02/2025	4.146%	2,975,000	2,971,281
Total			75,595,167
Wireless 0.1%
Cellular South, Inc.(b),(c),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	2.396%	488,636	478,864
Numericable US LLC(b),(n)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	2.896%	965,000	933,541
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.900%	2,464,704	2,427,511
Total			3,839,916
Wirelines 0.1%
CenturyLink, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.396%	1,488,750	1,454,166
Level 3 Financing, Inc.(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.896%	843,320	822,835

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southwire Co., LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 05/19/2025	1.896%	977,500	962,349
Zayo Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.146%	1,119,375	1,098,734
Total			4,338,084
Total Senior Loans (Cost $425,188,687)			415,531,510

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
iHeartCommunications, Inc.(c),(f)	11,995	116,951
Total Communication Services		116,951
Total Warrants (Cost $203,915)		116,951
Options Purchased Puts 0.2%
Value ($)
(Cost $11,916,900)	9,439,385

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(q),(r)	196,005,349	195,985,749
Total Money Market Funds (Cost $196,044,946)		195,985,749
Total Investments in Securities (Cost: $5,669,666,442)		5,868,655,583
Other Assets & Liabilities, Net		(388,047,112)
Net Assets		5,480,608,471

At November 30, 2020, securities and/or cash totaling $67,647,810 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
595,031,878 MXN	29,310,183 USD	Morgan Stanley	01/11/2021	—	(1,754)
41,035,458 EUR	48,632,709 USD	UBS	01/11/2021	—	(383,312)
Total				—	(385,066)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	1,253	12/2020	EUR	189,403,480	2,154,088	—
U.S. Treasury 5-Year Note	1,282	03/2021	USD	161,572,063	137,142	—
Total					2,291,230	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(672)	12/2020	EUR	(117,768,000)	—	(1,410,397)
U.S. Treasury 10-Year Note	(1,338)	03/2021	USD	(184,873,969)	—	(97,080)
U.S. Ultra Treasury Bond	(1,787)	03/2021	USD	(386,047,844)	2,990,546	—
Total					2,990,546	(1,507,477)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	333,000,000	333,000,000	1.00	09/30/2021	5,794,200	6,117,609
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	417,000,000	417,000,000	1.00	12/29/2020	3,377,700	676,541
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	225,000,000	225,000,000	1.25	11/18/2021	2,745,000	2,645,235
Total							11,916,900	9,439,385

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	1,692,842	—	—	1,692,842	—
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	504,526	—	—	504,526	—
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	(7,255,337)	—	—	—	(7,255,337)
Total							(5,057,969)	—	—	2,197,368	(7,255,337)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	515,623	(2,200)	159,278	—	354,145	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	USD	162,900,000	(3,260,733)	—	—	—	(3,260,733)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.300	USD	11,500,000	(1,850,902)	5,750	—	(2,650,652)	805,500	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	6.300	USD	14,500,000	(2,333,746)	7,250	—	(3,131,274)	804,778	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	5.051	USD	10,460,000	(1,225,777)	5,230	—	(2,878,678)	1,658,131	—
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.300	USD	20,800,000	(3,347,719)	10,400	—	(4,067,022)	729,703	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.300	USD	9,500,000	(1,529,006)	4,750	—	(2,168,441)	644,185	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.300	USD	9,500,000	(1,529,006)	4,750	—	(1,679,748)	155,492	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.300	USD	10,000,000	(1,609,480)	5,000	—	(1,702,627)	98,147	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.300	USD	15,000,000	(2,414,220)	7,500	—	(2,471,458)	64,738	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	5.051	USD	14,500,000	(1,699,211)	7,250	—	(2,559,850)	867,889	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	5.051	USD	6,900,000	(808,590)	3,450	—	(1,070,823)	265,683	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	13,500,000	(2,172,798)	6,750	—	(3,072,608)	906,560	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	12,000,000	(1,931,376)	6,000	—	(2,478,954)	553,578	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.300	USD	15,000,000	(2,414,220)	7,500	—	(2,553,940)	147,220	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.051	USD	8,000,000	(937,497)	4,000	—	(1,225,955)	292,458	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.884	USD	8,000,000	(951,040)	4,000	—	(1,248,124)	301,084	—
Total								(26,754,588)	89,580	—	(34,960,154)	8,295,146	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.487%
3-Month USD LIBOR	London Interbank Offered Rate	0.228%
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $3,330,246,879, which represents 60.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2020.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $70,019,773, which represents 1.28% of total net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2020.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(i)	Represents a security purchased on a when-issued basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $3,324,391, which represents 0.06% of total net assets.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(n)	The stated interest rate represents the weighted average interest rate at November 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	At November 30, 2020, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
CP Atlas Buyer, Inc./American Bath Group LLC Tranche B2 Term Loan 11/23/2027 5.250%	—
EyeCare Partners LLC Delayed Draw 1st Lien Term Loan 02/18/2027 3.763%	172,973
Spectacle Gary Holdings LLC Delayed Draw Term Loan 12/23/2025 11.000%	111,487

(q)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	246,533,851	382,336,956	(432,869,258)	(15,800)	195,985,749	(2,059)	73,961	196,005,349
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Strategic Income Fund, November 30, 2020 (Unaudited)
Abbreviation Legend  (continued)
TBA	To Be Announced
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Quarterly Report 2020	43

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT232_08_L01_(01/21)